BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Communications - 3.6%
Internet Media & Services - 1.8%
Meta Platforms, Inc. - Class A	2,400	$ 1,553,976

Telecommunications - 1.8%
Singapore Telecommunications Ltd.	500,000	1,476,735

Consumer Discretionary - 1.7%
Retail - Discretionary - 1.7%
Dick's Sporting Goods, Inc.	8,000	1,434,720

Consumer Staples - 18.2%
Beverages - 6.4%
Coca-Cola Company (The)	37,635	2,713,483
Coca-Cola Europacific Partners plc	28,730	2,637,127
		5,350,610
Food - 3.3%
Danone S.A.	32,500	2,779,004

Household Products - 2.9%
Unilever plc - ADR	38,200	2,438,688

Retail - Consumer Staples - 5.6%
Koninklijke Ahold Delhaize N.V.	62,700	2,646,517
Walmart, Inc.	21,350	2,107,672
		4,754,189
Energy - 5.0%
Oil & Gas Producers - 5.0%
Shell plc - ADR	33,380	2,210,423
Targa Resources Corporation	12,560	1,983,601
		4,194,024
Financials - 25.7%
Banking - 19.2%
BNP Paribas S.A.	30,900	2,706,384
DBS Group Holdings Ltd. - ADR	16,794	2,317,572
Deutsche Bank AG	65,000	1,800,405

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Financials - 25.7% (Continued)
Banking - 19.2% (Continued)
JPMorgan Chase & Company	9,611	$ 2,537,304
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	2,499,240
National Bank of Canada	26,600	2,618,456
Truist Financial Corporation	43,000	1,698,500
		16,177,861
Institutional Financial Services - 3.3%
Morgan Stanley	21,900	2,803,857

Insurance - 3.2%
Allianz SE - ADR	26,000	1,029,340
Allianz SE	4,200	1,665,981
		2,695,321
Health Care - 9.5%
Biotech & Pharma - 6.8%
AstraZeneca plc - ADR	30,800	2,243,164
Johnson & Johnson	14,462	2,244,647
Roche Holding AG - ADR	30,000	1,209,000
		5,696,811
Health Care Facilities & Services - 2.7%
HCA Healthcare, Inc.	6,025	2,297,875

Industrials - 12.5%
Aerospace & Defense - 7.8%
RTX Corporation	26,295	3,588,742
Thales S.A.	9,700	2,971,198
		6,559,940
Diversified Industrials - 2.6%
Hitachi Ltd. - ADR	80,000	2,224,000

Transportation & Logistics - 2.1%
Norfolk Southern Corporation	7,100	1,754,552

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Real Estate - 1.8%
Reits - 1.8%
Ventas, Inc.	23,000	$ 1,478,440

Technology - 12.8%
Semiconductors - 7.1%
Broadcom, Inc.	11,150	2,699,080
QUALCOMM, Inc.	10,384	1,507,757
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	1,739,880
		5,946,717
Software - 3.0%
Microsoft Corporation	5,420	2,495,151

Technology Services - 2.7%
RELX plc - ADR	43,000	2,318,560

Total Common Stocks (Cost $48,219,073)		$ 76,431,031

MONEY MARKET FUNDS - 8.4%	Shares	Value
First American Government Obligations Fund - Class Z, 4.19% (a) (Cost $7,041,204)	7,041,204	$ 7,041,204

Investments at Value - 99.2% (Cost $55,260,277)		$ 83,472,235

Other Assets in Excess of Liabilities - 0.8%		680,823

Net Assets - 100.0%		$ 84,153,058

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of May 31, 2025.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2025 (Unaudited)

Country	Value	% of Net Assets
United States	$ 34,899,357	41 .5%
United Kingdom	11,847,962	14 .1%
France	8,456,586	10 .1%
Japan	4,723,240	5 .6%
Germany	4,495,726	5 .3%
Singapore	3,794,307	4 .5%
Netherlands	2,646,517	3 .1%
Canada	2,618,456	3 .1%
Taiwan Province of China	1,739,880	2 .1%
Switzerland	1,209,000	1.4%
	$ 76,431,031	90.8%